Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Classification:	Estimated useful life
Machinery & equipment	3 - 10 years
Electronic equipment	5 years
Office equipment	3 - 5 years
Motor vehicles	3 - 4 years
Computer and software	3 years